MARKETABLE SECURITIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Investments, Debt and Equity Securities [Abstract]
Schedule of Fair Value of Marketable Securities by Type of Security
The amortized cost, gross unrealized
holding
gains, gross unrealized holding losses and fair value of our marketable securities by type of security as of March 31, 2026 and December 31, 2025 was as follows:

		MARCH 31, 2026
(in thousands)	Fair Value Hierarchy Level	Amortized Cost	Gross Unrealized Holding Gains	Gross Unrealized Holding Losses	Fair Value
Cash and cash equivalents	Level 1	$16,383	$—	$—	$16,383
U.S. treasury securities	Level 1	5,495	1	—	5,496

		$21,878	$1	$—	$21,879

		DECEMBER 31, 2025
(in thousands)	Fair Value Hierarchy Level	Amortized Cost	Gross Unrealized Holding Gains	Gross Unrealized Holding Losses	Fair Value
Cash and cash equivalents	Level 1	$6,695	$—	$—	$6,695
U.S. treasury securities	Level 1	19,212	17	—	19,229
U.S. government agency securities	Level 2	4,630	1	—	4,631

		$30,537	$18	$—	$30,555

The amortized cost, gross unrealized holding gains, gross unrealized holding losses and fair value of our marketable securities by type of security as of December 31, 2025 and 2024 was as follows:

		DECEMBER 31, 2025
(in thousands)	Fair Value Hierarchy Level	Amortized Cost	Gross Unrealized Holding Gains	Gross Unrealized Holding Losses	Fair Value
Cash and cash equivalents	Level 1	$6,695	$—	$—	$6,695
U.S. treasury securities	Level 1	19,212	17	—	19,229
U.S. government agency securities	Level 2	4,630	1	—	4,631

		$30,537	$18	$—	$30,555

		DECEMBER 31, 2024
(in thousands)	Fair Value Hierarchy Level	Amortized Cost	Gross Unrealized Holding Gains	Gross Unrealized Holding Losses	Fair Value
Money market funds	Level 1	$8,705	$—	$—	$8,705
U.S. treasury securities	Level 1	34,316	54	(15)	34,355
U.S. government agency securities	Level 2	17,224	32	(3)	17,253

		$60,245	$86	$(18)	$60,313

Schedule of Marketable Securities by Balance Sheet Location Classification
The fair values of marketable securities by classification in the condensed consolidated balance sheets as of March 31, 2026 and December 31, 2025 was as follows:

(in thousands)	MARCH 31, 2026	DECEMBER 31, 2025
Cash and cash equivalents	$16,383	$7,193
Marketable securities	5,496	23,362

	$21,879	$30,555

The fair values of marketable securities by classification on the consolidated balance sheets as of December 31, 2025 and 2024 was as follows:

(in thousands)	DECEMBER 31, 2025	DECEMBER 31, 2024
Cash and cash equivalents	$7,193	$8,705
Marketable securities	23,362	51,608

	$30,555	$60,313

Schedule of Fair Values of Available-for-Sale Debt Securities by Contractual Maturity
The fair values of
available-for-sale
debt securities as of March 31, 2026 and December 31, 2025, by contractual maturity, are summarized as follows:

(in thousands)	MARCH 31, 2026	DECEMBER 31, 2025
Due in one year or less	$21,879	$30,555
Due after one year through two years	—	—

	$21,879	$30,555

The fair values of
available-for-sale
debt securities as of December 31, 2025 and 2024, by contractual maturity, are summarized as follows:

(in thousands)	DECEMBER 31, 2025	DECEMBER 31, 2024
Due in one year or less	$30,555	$51,357
Due after one year through two years	—	8,956

	$30,555	$60,313